DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

1.           DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Kinross Gold Corporation and its subsidiaries and joint arrangements (collectively, "Kinross" or the "Company") are engaged in gold mining and related activities, including exploration and acquisition of gold-bearing properties, extraction and processing of gold-containing ore and reclamation of gold mining properties.  Kinross Gold Corporation, the ultimate parent, is a public company incorporated and domiciled in Canada with its registered office at 25 York Street, 17th floor, Toronto, Ontario, Canada, M5J 2V5.  Kinross' gold production and exploration activities are carried out principally in Canada, the United States, the Russian Federation, Brazil, Chile, Ghana and Mauritania.  Gold is produced in the form of doré, which is shipped to refineries for final processing.  Kinross also produces and sells a quantity of silver.  The Company is listed on the Toronto Stock Exchange and the New York Stock Exchange.

In anticipation of and in response to the global COVID-19 pandemic, Kinross' protocols and contingency plans, which the Company began implementing in late January 2020, have mitigated impacts of the pandemic to its global portfolio. All of Kinross' mines continued production during the year ended December 31, 2020, as the Company's ongoing response to the COVID-19 pandemic continued to maintain the safety of its global workforce and host communities while mitigating operational impacts. However, COVID-19 did partially affect overall performance, productivity rates and costs, mainly as a result of global travel constraints and the implementation of enhanced safety protocols and measures at all mines and projects.

The consolidated financial statements of the Company for the year ended December 31, 2020 were authorized for issue in accordance with a resolution of the Board of Directors on February 10, 2021.